RELATED PARTY TRANSACTIONS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2012	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]
Related Party Transaction [Line Items]
Management fees							$ 900	$ 800	$ 2,100	$ 1,800
Extension in initial term period of agreement						10 years
Cash paid for repurchase of equity	$ 0	$ 1,483	$ 14,049	$ 2,978	$ 0